Net Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock Options [Member]
Net Loss Per Share [Line Items]
Antidilutive net loss per share	1,861,806	2,025,473	25,002,460	24,915,760
Stock Options [Member]
Net Loss Per Share [Line Items]
Antidilutive net loss per share	0	35,989	0	3,115,625
Warrant [Member]
Net Loss Per Share [Line Items]
Antidilutive net loss per share	15,654,983